Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Gold in lock-up	R 65	R 47
Gold in-process, ore stockpiles and bullion on hand	1,039	936
Consumables at weighted average cost (net of provision)	1,503	1,485
Total inventories	2,607	2,468
Non-current portion of gold in lock-up and gold in-process included in Other non-current assets	(65)	(47)
Total current portion of inventories	2,542	2,421
Inventory valued at net realisable value	65	47
Write-downs (reversals of write-downs) of inventories	(39)	51
Provision for slow moving and redundant stock	R 292	R 331